OPERATING ASSETS AND LIABILITIES - INVENTORIES - Inventories (Details) - DKK DKK in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Inventory, Current [Line Items]
Total inventories	DKK 14,341	DKK 14,341	DKK 15,373	DKK 14,341
Indirect production costs included in work in progress and finished goods			DKK 7,768	DKK 7,103
Share of total inventories (net) (as a percent)			51.00%	50.00%
MOVEMENTS IN INVENTORY WRITE-DOWNS
Inventories at the beginning of the year	14,341
Write-downs during the year	1,556	861
Utilisation of write-downs	(438)	(672)
Reversal of write-downs	(257)	(250)
Inventories at the end of the year	15,373	14,341
Gross amount
Inventory, Current [Line Items]
Raw materials			DKK 2,420	DKK 2,285
Work in progress			10,992	9,379
Finished goods			4,180	4,035
Total inventories	15,699	15,699	17,592	15,699
MOVEMENTS IN INVENTORY WRITE-DOWNS
Inventories at the beginning of the year	15,699
Inventories at the end of the year	17,592	15,699
Inventory write-downs
Inventory, Current [Line Items]
Total inventories	1,358	1,419	DKK 2,219	DKK 1,358
MOVEMENTS IN INVENTORY WRITE-DOWNS
Inventories at the beginning of the year	1,358	1,419
Inventories at the end of the year	DKK 2,219	DKK 1,358